Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the statutory federal income tax rate (benefit) to the effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the statutory federal income tax rate (benefit) to the effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(20.80%)	(7.92%)
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	(0.60%)	2.50%
Income tax (benefit) expense	(0.40%)	15.60%